UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01685

Name of Registrant: Vanguard Morgan Growth Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Item 1: Schedule of Investments

Vanguard Morgan Growth Fund

Schedule of Investments
As of June 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (98.0%)[1]
Consumer Discretionary (16.9%)
Comcast Corp. Class A	2,093,982	112,405
Home Depot Inc.	1,323,667	107,164
* Priceline Group Inc.	87,060	104,733
* O'Reilly Automotive Inc.	587,790	88,521
Starwood Hotels & Resorts Worldwide Inc.	984,327	79,553
* Amazon.com Inc.	219,391	71,254
TJX Cos. Inc.	1,203,108	63,945
* Michael Kors Holdings Ltd.	692,854	61,421
Lowe's Cos. Inc.	1,208,857	58,013
* Netflix Inc.	131,261	57,834
Wyndham Worldwide Corp.	761,362	57,650
NIKE Inc. Class B	730,842	56,677
* DIRECTV	638,727	54,298
PulteGroup Inc.	2,417,822	48,743
Wynn Resorts Ltd.	212,820	44,173
Inditex SA ADR	1,383,979	42,723
* Kate Spade & Co.	1,064,075	40,584
* Discovery Communications Inc. Class A	486,472	36,135
Expedia Inc.	446,935	35,201
* LKQ Corp.	1,244,318	33,211
Scripps Networks Interactive Inc. Class A	399,282	32,398
* Tesla Motors Inc.	132,470	31,801
Harley-Davidson Inc.	408,615	28,542
Starbucks Corp.	368,660	28,527
Omnicom Group Inc.	384,540	27,387
* Discovery Communications Inc.	356,290	25,863
Delphi Automotive plc	350,200	24,073
Burberry Group plc	835,880	21,216
* CarMax Inc.	386,045	20,078
* Jarden Corp.	315,205	18,707
* TRW Automotive Holdings Corp.	200,700	17,967
VF Corp.	273,164	17,209
* Urban Outfitters Inc.	457,150	15,479
Tractor Supply Co.	234,930	14,190
Walt Disney Co.	163,400	14,010
Viacom Inc. Class B	147,100	12,758
* Ulta Salon Cosmetics & Fragrance Inc.	138,940	12,700
Advance Auto Parts Inc.	90,600	12,224
* MGM Resorts International	458,900	12,115
CBS Corp. Class B	189,400	11,769
Las Vegas Sands Corp.	152,900	11,654
* Imax Corp.	392,420	11,176
Harman International Industries Inc.	102,800	11,044
Wolverine World Wide Inc.	385,045	10,034
Marriott International Inc. Class A	151,400	9,705
* AutoZone Inc.	17,400	9,331
Dunkin' Brands Group Inc.	193,673	8,872
Service Corp. International	424,275	8,791
* Bright Horizons Family Solutions Inc.	198,870	8,539

	Tiffany & Co.	82,700	8,291
	Cablevision Systems Corp. Class A	443,400	7,826
*	Chipotle Mexican Grill Inc. Class A	13,190	7,815
	Comcast Corp.	143,100	7,631
*	NVR Inc.	6,600	7,594
	McDonald's Corp.	75,000	7,555
	Whirlpool Corp.	52,800	7,351
	PetSmart Inc.	107,400	6,422
	Dick's Sporting Goods Inc.	135,815	6,324
	Macy's Inc.	107,800	6,255
	Hanesbrands Inc.	63,100	6,212
	Time Warner Cable Inc.	32,400	4,772
	Gap Inc.	104,900	4,361
	Twenty-First Century Fox Inc. Class A	107,800	3,789
	Aramark	137,700	3,564
	DSW Inc. Class A	122,400	3,420
*	Liberty Global plc	30,600	1,295
	Time Warner Inc.	18,400	1,293
*,^ Coupons.com Inc.		22,781	599
			1,844,766
Consumer Staples (5.1%)
	Mondelez International Inc. Class A	2,345,565	88,217
	Costco Wholesale Corp.	727,178	83,742
	Anheuser-Busch InBev NV ADR	656,866	75,500
	Philip Morris International Inc.	758,534	63,952
	CVS Caremark Corp.	848,242	63,932
	Keurig Green Mountain Inc.	351,311	43,777
^	Herbalife Ltd.	465,460	30,041
*	Monster Beverage Corp.	320,456	22,762
	Wal-Mart Stores Inc.	268,000	20,119
	PepsiCo Inc.	158,600	14,169
	Brown-Forman Corp. Class B	138,579	13,050
	Kroger Co.	190,500	9,416
	Hershey Co.	82,400	8,023
	Walgreen Co.	102,000	7,561
*	Rite Aid Corp.	538,300	3,860
	Whole Foods Market Inc.	93,915	3,628
	Kraft Foods Group Inc.	59,900	3,591
	Colgate-Palmolive Co.	25,900	1,766
	Campbell Soup Co.	14,800	678
			557,784
Energy (6.6%)
	Schlumberger Ltd.	771,411	90,988
	Devon Energy Corp.	964,153	76,554
	Apache Corp.	710,580	71,499
	Cabot Oil & Gas Corp.	2,087,102	71,254
	National Oilwell Varco Inc.	800,039	65,883
	Baker Hughes Inc.	744,320	55,415
	Valero Energy Corp.	679,735	34,055
*	Cameron International Corp.	361,710	24,491
	Core Laboratories NV	137,085	22,901
*	Carrizo Oil & Gas Inc.	311,160	21,551
*	Weatherford International plc	871,890	20,053
*	Continental Resources Inc.	123,000	19,439
	Oceaneering International Inc.	230,982	18,047
*,^ SandRidge Energy Inc.		2,468,600	17,650

EOG Resources Inc.	147,700	17,260
* Concho Resources Inc.	105,946	15,309
Superior Energy Services Inc.	380,270	13,743
* Southwestern Energy Co.	300,070	13,650
Chesapeake Energy Corp.	334,000	10,381
* Gulfport Energy Corp.	157,455	9,888
SM Energy Co.	107,600	9,049
Helmerich & Payne Inc.	67,700	7,861
* EP Energy Corp. Class A	313,500	7,226
Cimarex Energy Co.	45,200	6,484
* Whiting Petroleum Corp.	43,200	3,467
Halliburton Co.	12,800	909
		725,007
Financials (5.3%)
American Express Co.	1,132,131	107,405
Bank of America Corp.	3,580,937	55,039
Morgan Stanley	1,406,657	45,477
Itau Unibanco Holding SA ADR	2,241,579	32,234
Goldman Sachs Group Inc.	185,316	31,029
Waddell & Reed Financial Inc. Class A	480,561	30,078
Intercontinental Exchange Inc.	152,952	28,893
JPMorgan Chase & Co.	403,132	23,228
Aon plc	256,800	23,135
T. Rowe Price Group Inc.	240,865	20,331
American Tower Corporation	195,345	17,577
* Affiliated Managers Group Inc.	83,265	17,103
* Signature Bank	130,632	16,483
Raymond James Financial Inc.	268,500	13,621
* Berkshire Hathaway Inc. Class B	105,900	13,403
Ameriprise Financial Inc.	92,100	11,052
Arthur J Gallagher & Co.	217,480	10,135
* SVB Financial Group	86,357	10,071
Simon Property Group Inc.	60,200	10,010
McGraw Hill Financial Inc.	119,800	9,947
Discover Financial Services	152,300	9,440
* E*TRADE Financial Corp.	422,300	8,978
Legg Mason Inc.	159,500	8,184
Allied World Assurance Co. Holdings AG	204,100	7,760
General Growth Properties Inc.	200,500	4,724
Public Storage	26,800	4,592
* WisdomTree Investments Inc.	356,400	4,405
Ventas Inc.	43,500	2,788
TD Ameritrade Holding Corp.	50,800	1,593
SL Green Realty Corp.	13,700	1,499
Crown Castle International Corp.	5,600	416
		580,630
Health Care (16.9%)
* Gilead Sciences Inc.	1,910,065	158,363
Merck & Co. Inc.	1,502,607	86,926
* Celgene Corp.	1,009,672	86,711
* Biogen Idec Inc.	257,308	81,132
Bristol-Myers Squibb Co.	1,568,718	76,099
Amgen Inc.	626,364	74,143
Eli Lilly & Co.	1,143,759	71,108
* Vertex Pharmaceuticals Inc.	731,517	69,260
Johnson & Johnson	643,202	67,292

	Medtronic Inc.	1,042,698	66,482
	CR Bard Inc.	445,357	63,691
	Aetna Inc.	752,671	61,027
*	Express Scripts Holding Co.	852,332	59,092
*	Alexion Pharmaceuticals Inc.	371,043	57,975
	Becton Dickinson and Co.	471,620	55,793
*	Illumina Inc.	284,790	50,846
	Shire plc ADR	196,831	46,352
	Novo Nordisk A/S ADR	998,403	46,116
	Zimmer Holdings Inc.	430,284	44,689
	Cooper Cos. Inc.	274,109	37,150
*	HCA Holdings Inc.	646,643	36,458
*	BioMarin Pharmaceutical Inc.	557,038	34,653
*	Salix Pharmaceuticals Ltd.	278,647	34,371
	Perrigo Co. plc	225,480	32,866
	Thermo Fisher Scientific Inc.	270,135	31,876
*	Actavis plc	128,385	28,636
	Allergan Inc.	162,630	27,520
*	Mylan Inc.	472,900	24,383
*	Intercept Pharmaceuticals Inc.	90,369	21,384
	Zoetis Inc.	642,185	20,723
*	Alkermes plc	370,970	18,671
*	Covance Inc.	190,200	16,277
	ResMed Inc.	318,895	16,146
*	MEDNAX Inc.	275,782	16,037
*	Catamaran Corp.	339,435	14,989
*	Incyte Corp. Ltd.	196,800	11,107
	Cigna Corp.	113,300	10,420
	Agilent Technologies Inc.	151,300	8,691
*	Boston Scientific Corp.	647,100	8,263
*	Quintiles Transnational Holdings Inc.	151,700	8,084
	AbbVie Inc.	142,500	8,043
	McKesson Corp.	42,800	7,970
*	IMS Health Holdings Inc.	287,800	7,391
*	Allscripts Healthcare Solutions Inc.	453,200	7,274
*	Cerner Corp.	114,898	5,926
*	Align Technology Inc.	103,790	5,816
	UnitedHealth Group Inc.	58,800	4,807
*	Mettler-Toledo International Inc.	16,000	4,051
*	Forest Laboratories Inc.	34,400	3,406
	Abbott Laboratories	71,600	2,928
*	Charles River Laboratories International Inc.	42,000	2,248
*,^ Castlight Health Inc. Class B		25,661	390
			1,842,052
Industrials (13.0%)
	Boeing Co.	822,432	104,638
	United Technologies Corp.	761,364	87,899
	Danaher Corp.	936,283	73,714
	United Parcel Service Inc. Class B	701,120	71,977
	Honeywell International Inc.	720,011	66,925
	Rockwell Automation Inc.	433,457	54,251
^	Canadian Pacific Railway Ltd.	295,036	53,443
	Parker Hannifin Corp.	390,532	49,102
	TransDigm Group Inc.	289,449	48,413
	Precision Castparts Corp.	191,229	48,266
*	IHS Inc. Class A	341,871	46,382
	3M Co.	291,222	41,715

Illinois Tool Works Inc.	472,049	41,333
Dover Corp.	404,073	36,750
* B/E Aerospace Inc.	381,629	35,297
* Pentair plc	454,120	32,751
Tyco International Ltd.	672,426	30,663
Expeditors International of Washington Inc.	569,741	25,160
* Hertz Global Holdings Inc.	800,660	22,442
* Kirby Corp.	177,300	20,769
* American Airlines Group Inc.	479,500	20,599
* United Rentals Inc.	189,895	19,888
Chicago Bridge & Iron Co.	267,780	18,263
Fastenal Co.	362,025	17,917
Flowserve Corp.	236,400	17,576
Caterpillar Inc.	161,700	17,572
JB Hunt Transport Services Inc.	234,971	17,336
Watsco Inc.	165,060	16,962
Union Pacific Corp.	168,800	16,838
AMETEK Inc.	317,593	16,604
* Genesee & Wyoming Inc. Class A	154,760	16,250
MSC Industrial Direct Co. Inc. Class A	163,680	15,654
Wabtec Corp.	175,700	14,511
* Spirit Airlines Inc.	216,400	13,685
Delta Air Lines Inc.	320,300	12,402
* Stericycle Inc.	103,325	12,236
Carlisle Cos. Inc.	140,045	12,131
Lockheed Martin Corp.	68,200	10,962
KAR Auction Services Inc.	340,640	10,856
Southwest Airlines Co.	398,700	10,709
* Copart Inc.	288,600	10,378
Pall Corp.	118,792	10,144
* Jacobs Engineering Group Inc.	188,500	10,043
* NOW Inc.	263,986	9,559
Emerson Electric Co.	135,900	9,018
* Quanta Services Inc.	252,975	8,748
* WESCO International Inc.	97,144	8,391
IDEX Corp.	101,800	8,219
Masco Corp.	352,500	7,826
Alaska Air Group Inc.	80,500	7,652
* Spirit AeroSystems Holdings Inc. Class A	216,000	7,279
* MasTec Inc.	226,100	6,968
Acuity Brands Inc.	50,360	6,962
* Verisk Analytics Inc. Class A	76,830	4,611
Robert Half International Inc.	18,900	902
* WABCO Holdings Inc.	6,200	662
		1,418,203
Information Technology (29.2%)
Apple Inc.	3,770,085	350,354
Microsoft Corp.	5,385,429	224,572
Oracle Corp.	4,650,437	188,482
* Google Inc. Class C	320,069	184,129
QUALCOMM Inc.	1,659,521	131,434
* Facebook Inc. Class A	1,856,609	124,931
* Google Inc. Class A	213,105	124,596
MasterCard Inc. Class A	1,606,098	118,000
* Alliance Data Systems Corp.	346,834	97,547
* F5 Networks Inc.	737,273	82,162
SanDisk Corp.	766,370	80,032

	Visa Inc. Class A	379,341	79,931
	Altera Corp.	2,185,112	75,955
	Xilinx Inc.	1,376,126	65,105
	Cisco Systems Inc.	2,524,336	62,730
	Maxim Integrated Products Inc.	1,766,430	59,723
	Intuit Inc.	718,212	57,838
*	Check Point Software Technologies Ltd.	835,617	56,011
	Western Digital Corp.	577,338	53,288
*	LinkedIn Corp. Class A	293,388	50,307
	Skyworks Solutions Inc.	950,156	44,619
*	salesforce.com, inc.	751,580	43,652
*	VMware Inc. Class A	434,517	42,066
	Microchip Technology Inc.	857,367	41,848
*	Red Hat Inc.	720,638	39,830
	IAC/InterActiveCorp	500,285	34,635
*	Cognizant Technology Solutions Corp. Class A	687,620	33,632
	Amphenol Corp. Class A	340,260	32,781
*	Electronic Arts Inc.	887,745	31,843
	Linear Technology Corp.	639,566	30,104
*	Informatica Corp.	836,703	29,828
	Paychex Inc.	678,355	28,192
*	Atmel Corp.	2,923,203	27,390
*	NXP Semiconductor NV	408,500	27,035
*	Workday Inc. Class A	290,968	26,146
	NetApp Inc.	646,226	23,600
*	Splunk Inc.	416,917	23,068
*	Twitter Inc.	538,966	22,081
*	FleetCor Technologies Inc.	161,444	21,278
	Lam Research Corp.	308,525	20,850
	International Business Machines Corp.	113,500	20,574
*	Yahoo! Inc.	572,862	20,125
	Fidelity National Information Services Inc.	354,595	19,411
	Broadcom Corp. Class A	511,230	18,977
*	Cadence Design Systems Inc.	1,082,168	18,927
	Global Payments Inc.	241,700	17,608
*,^ FireEye Inc.		392,792	15,928
	Avago Technologies Ltd. Class A	218,900	15,776
	Accenture plc Class A	180,900	14,624
	Activision Blizzard Inc.	623,376	13,901
*	Trimble Navigation Ltd.	349,700	12,921
	Intel Corp.	378,976	11,710
*	Gartner Inc.	165,929	11,701
*	Autodesk Inc.	205,320	11,576
	Texas Instruments Inc.	240,500	11,494
*	Akamai Technologies Inc.	187,867	11,471
	Jack Henry & Associates Inc.	153,990	9,152
*	WEX Inc.	86,130	9,041
*	Fortinet Inc.	357,900	8,994
*	Freescale Semiconductor Ltd.	326,600	7,675
*	Yelp Inc. Class A	81,074	6,217
*	Concur Technologies Inc.	66,550	6,212
*	Zynga Inc. Class A	971,300	3,118
	CDW Corp.	87,100	2,777
*	eBay Inc.	39,400	1,972
	EMC Corp.	34,300	904
			3,194,391

Materials (2.3%)
Sherwin-Williams Co.	242,528	50,181
Monsanto Co.	384,025	47,903
FMC Corp.	384,967	27,406
*	WR Grace & Co.	215,635	20,384
Eagle Materials Inc.	215,320	20,300
Ashland Inc.	166,160	18,068
Worthington Industries Inc.	343,295	14,775
PPG Industries Inc.	57,491	12,082
Cytec Industries Inc.	91,600	9,656
Ball Corp.	146,600	9,189
Praxair Inc.	68,560	9,108
Vulcan Materials Co.	125,500	8,001
Westlake Chemical Corp.	81,800	6,852
253,905
Other (0.9%)
2	Vanguard Growth ETF	1,044,900	103,341

Telecommunication Services (1.8%)
Verizon Communications Inc.	2,911,497	142,459
*	SBA Communications Corp. Class A	393,691	40,275
Cogent Communications Holdings Inc.	285,900	9,878
*	Level 3 Communications Inc.	179,200	7,869
200,481
Total Common Stocks (Cost $7,359,541)	10,720,560
Coupon
Temporary Cash Investments (3.5%)[1]
Money Market Fund (2.5%)
[3,4] Vanguard Market Liquidity Fund	0.111%	275,801,167	275,801

Face
Maturity	Amount
Date	($000)
Repurchase Agreement (0.9%)
Bank of America Securities, LLC
(Dated 06/30/14, Repurchase Value
$96,800,000, collateralized by Government
National Mortgage Assn. 4.000%, 5/20/44,
with a value of $98,736,000)	0.100%	7/1/14	96,800	96,800

U.S. Government and Agency Obligations (0.1%)
[5,6] Federal Home Loan Bank Discount Notes	0.060%	7/7/14	400	400
[5,6] Federal Home Loan Bank Discount Notes	0.090%-0.110%	7/16/14	500	500
[5,6] Federal Home Loan Bank Discount Notes	0.093%	7/18/14	1,800	1,800
[5,6] Federal Home Loan Bank Discount Notes	0.081%	9/12/14	3,600	3,599
[6,7] Freddie Mac Discount Notes	0.077%	10/20/14	2,000	2,000
8,299
Total Temporary Cash Investments (Cost $380,900)	380,900
Total Investments (101.5%) (Cost $7,740,441)	11,101,460
Other Assets and Liabilities-Net (-1.5%)[4]	(168,847)
Net Assets (100%)	10,932,613
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $33,459,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.0% and 2.5%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $34,348,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $7,699,000 have been segregated as initial margin for open futures contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

Morgan Growth Fund

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,699,344	21,216	—
Temporary Cash Investments	275,801	105,099	—
Futures Contracts—Assets[1]	88	—	—
Futures Contracts—Liabilities[1]	(14)	—	—
Total	10,975,219	126,315	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2014	663	64,722	477

Morgan Growth Fund

S&P 500 Index	September 2014	73	35,631	459
936

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At June 30, 2014, the cost of investment securities for tax purposes was $7,740,441,000. Net unrealized appreciation of investment securities for tax purposes was $3,361,019,000, consisting of unrealized gains of $3,440,589,000 on securities that had risen in value since their purchase and $79,570,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MORGAN GROWTH FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MORGAN GROWTH FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 20, 2014

VANGUARD MORGAN GROWTH FUND

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 20, 2014

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.